Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2022 ¥ / shares	Sep. 30, 2021 ¥ / shares	Sep. 30, 2020 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted bank deposits	$ 23,228		$ 1,115,354	$ 17,932
Bad debt expense	1,094,291			35,323
Bad debt expense, discontinues operations	(81,605)		(26,272)	(76,291)
Bad debt expense				$ 14,533
Land use right term period	36 years 6 months	36 years 6 months
Expires date	Dec. 04, 2057
Statute of limitations extended term period	5 years	5 years
Underpayment of taxes	$ (14,500)	¥ 100,000
Exception of equity | (per share)	$ 1		$ 1		¥ 7.1135	¥ 6.4434
Average translation rates | (per share)	$ 1		$ 1	$ 1	¥ 6.5532	¥ 6.5072	¥ 7.0056
Right-of-use asset	$ 224,167
Lease liability	221,688
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expense	1,036,654			$ 20,790
Bad debt expense, discontinues operations	79,877		$ 11,438
Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Bad debt expense, discontinues operations	1,166
Bad debt expense	$ 57,637